Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Oct. 14, 2025	Jul. 07, 2025	Jan. 02, 2025	Jun. 30, 2025
Subsequent Events [Line Items]
Ordinary shares sale (in Shares)			1,535,000
Ordinary shares per share (in Dollars per share)			$ 0.00001
Sale of per share price (in Dollars per share)			$ 2
Gross proceeds			$ 3,070,000
DiamiR Biosciences Corp. [Member]
Subsequent Events [Line Items]
Gross proceeds		$ 4,000,000
Closing price of common stock		$ 500,000
Warrant exercise price (in Dollars per share)		$ 0.01
Warrant exercise term		5 years
Received cash fee		$ 250,000
Lieu of a number of warrants		$ 250,000
DiamiR Biosciences Corp. [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Face amount				$ 150,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares sale (in Shares)			1,535,000
Ordinary shares per share (in Dollars per share)			$ 0.00001
Sale of per share price (in Dollars per share)			$ 2
Gross proceeds			$ 3,070,000
Warrant exercise price (in Dollars per share)	$ 2.5
Shares issued (in Shares)	1,000,000
Purchase of price per share (in Dollars per share)	$ 2
Net proceeds	$ 1,716,000
Purchase warrants (in Shares)	60,000